Financial investments (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financial investments made during the period	¥ 112,843,800	$ 17,707,655	¥ 6,000,000
Interest income	19,709,140	3,092,794	21,724,308		¥ 19,385,973
Opening balance	6,000,000
Contribution	112,843,800	17,707,655	6,000,000
Downward adjustments including impairment					¥ 12,538,280
Ending Balance	82,843,800	13,000,000	6,000,000
Financial products issued by banks
Financial investments made during the period	30,000,000		6,000,000
Interest income	302,460	47,463		$ 0
Contribution	30,000,000		¥ 6,000,000
VC Funds
Financial investments made during the period	82,843,800	13,000,000
Gain loss from investments | $		0
Contribution	82,843,800	13,000,000
Upward adjustment | $		0
Ending Balance	¥ 82,843,800	$ 13,000,000